Note 19 - Income Taxes - Schedule of Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	0.00%	0.00%
Non-deductible expenses and other	(0.40%)	(1.00%)
Stock-based compensation	(4.60%)	(2.30%)
Research and development credits	2.30%	3.50%
Foreign rate differential	0.00%	(4.10%)
Change in valuation allowance, net	(18.40%)	(17.20%)
Effective tax rate	(0.10%)	(0.10%)